Interim Report 2022 and statutory accounts	6 Months Ended
Jun. 30, 2023
Interim Financial Reporting [Abstract]
Interim Report 2022 and statutory accounts

15	Interim Report 2023 and statutory accounts
The information in this Interim Report 2023 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies Act 2006. This Interim Report 2023 was approved by the Board of Directors on 31 July 2023. The statutory accounts of HSBC Bank plc for the year ended 31 December 2022 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006.